Financial instruments - fair values and risk management	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financial instruments - fair values and risk management
Financial instruments - fair values and risk management

26.Financial instruments - fair values and risk management

A.Accounting classifications

The following table shows the carrying amounts of financial assets and financial liabilities as at June 30, 2022 and December 31, 2021. For all the Group’s financial assets and financial liabilities their carrying amounts are reasonable approximations of their fair values.

Financial assets are as follows:

	June 30, 2022	December 31, 2021
Financial assets at amortized cost
Trade receivables	42,481	41,675
Cash and cash equivalents	91,378	142,802
Loans receivable	14,806	123
Total	148,665	184,600

	June 30, 2022	December 31, 2021
Financial assets measured at fair value
Call option assets	6,054	—
Total	6,054	—

Financial liabilities are as follows:

	June 30, 2022	December 31, 2021
Financial liabilities not measured at fair value
Lease liabilities	1,303	1,934
Trade and other payables	18,989	26,573
Total	20,292	28,507

	June 30, 2022	December 31, 2021
Financial liabilities measured at fair value
Loans receivable	14,806	123
Put option liability	13,886	—
Other non-current liabilities	9,071	—
Share warrant obligations	17,265	22,029
Total	55,028	22,152

B.Financial risk management

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls, and monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in the Group’s activities.

The Group has exposure to the following risk arising from financial instruments:

(i)Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the reporting date. The Group’s credit risk arises predominantly from trade receivables and is concentrated around key platforms, through which the Group is distributing online games. As at June 30, 2022 and December 31, 2021 the largest debtor of the Group constituted 39% and 30% of the Group’s Trade and other receivables and the 3 largest debtors of the Group constituted 68% and 74% of the Group’s Trade and other receivable respectively.

Credit risk related to trade receivables is considered insignificant, since almost all sales are generated through major companies, with consistently high credit ratings. These distributors pay the Group monthly, based on sales to the end users. Payments are made within 3 months after the sale to the end customer. The distributors take full responsibility for tracking and accounting of end customer sales and send to the Group monthly reports that show amounts to be paid. The Group does not have any material overdue or impaired accounts receivable.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	June 30, 2022	December 31, 2021
Loans receivables	14,806	123
Trade receivables	42,481	41,675
Cash and cash equivalents	91,378	142,802

Expected credit loss assessment for corporate customers as at June 30, 2022 and December 31, 2021

The Group allocates each exposure a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to external ratings, audited financial statements, management accounts, and cash flows projections) and applying experienced credit judgement.

Loans receivables

Loans receivables are provided to equity-accounted associates and the Company’s employees. The Group considers that one of its loans has low credit risk based on fact that it’s secured with the pledged shares and for the second one the specific provision for ECL was made. Therefore, ECL in respect of Loans receivables is 3,282 as at June 30, 2022 and 0 as at December 31, 2021.

Trade and other receivables

The ECL allowance in respect of Trade and other receivables is determined on the basis of the lifetime expected credit losses (“LTECL”). The Group uses the credit rating for each of the large debtors where available or makes its own judgement as to the credit quality of its debtors based on their most recent financial reporting or the rating assigned to their country of incorporation. After assigning the credit rating to each of the debtors the Group determines the probability of default (“PD”) and loss given default (“LGD”) based on the data published by the internationally recognized rating agencies. The determined amounts of allowances for ECL for each of the debtors are then adjusted for the forecasted macroeconomic factors, which include the forecasted unemployment rate in each of the countries where the debtors are incorporated and forecasted growth rate of the global gaming market from publicly available sources. The amount of ECL in respect of trade and other receivables is 739 as at June 30, 2022 and is 102 as at December 31, 2021.

Cash and cash equivalents

The cash and cash equivalents are held with financial institutions, which are rated CCC- to A- based on Fitch’s ratings.

Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. Therefore, no impairment allowance was recognized as at June 30, 2022 and December 31, 2021.

(ii)Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables.

The following are the contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments and exclude the impact of netting agreements.

June 30, 2022	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	1,303	1,110	28	680	402
Trade and other payables	18,989	18,989	18,989	—	—
	20,292	20,099	19,017	680	402

December 31, 2021	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	1,934	1,942	313	453	1,176
Trade and other payables	26,573	26,573	26,573	—	—
	28,507	28,515	26,886	453	1,176

The Group recognized financial liabilities arising from financial instruments measured at fair value with contractual maturities till years of 2026/2027 (see the amounts disclosed in Note 26.A).

(iii)Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and/or equity prices will affect the Group’s income or the value of its holdings of financial instruments.

The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

a.	Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Group’s functional currency. The Group is exposed to foreign exchange risk arising from various currency exposures primarily with respect to the Euro, the Russian Ruble and Armenian Dram. The Group’s management monitors the exchange rate fluctuations on a continuous basis and acts accordingly.

The Group’s exposure to foreign currency risk was as follows:

June 30, 2022	Euro	Russian Ruble	Armenian Dram

Assets
Loans receivable	356	—	—
Trade and other receivables	10,057	5,495	18
Cash and cash equivalents	9,077	1,498	1
	19,490	6,993	19
Liabilities
Lease liabilities	(1,303)	—
Trade and other payables	(11,058)	—	(212)
	(12,361)	—	(212)
Net exposure	7,129	6,993	(193)

December 31, 2021	Euro	Russian Ruble

Assets
Loans receivable	123	—
Trade and other receivables	9,493	3,571
Cash and cash equivalents	33,297	621
	42,913	4,192
Liabilities
Lease liabilities	(1,795)	(139)
Trade and other payables	(4,701)	(1,092)
	(6,496)	(1,231)
Net exposure	36,417	2,961

Sensitivity analysis

A reasonably possible 10% strengthening or weakening of the United States Dollar against the following currencies at June 30, 2022 and December 31, 2021 would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	Strengthening of	Weakening of US$
June 30, 2022	US$ by 10%	by 10%

Euro	(713)	713
Russian Ruble	(699)	699
Armenian Dram	19	(19)
	(1,393)	1,393

	Strengthening of	Weakening of US$
December 31, 2021	US$ by 10%	by 10%

Euro	(3,642)	3,642
Russian Ruble	(296)	296
	(3,938)	3,938

28.   Financial instruments — fair values and risk management

A.	Accounting classifications

The following table shows the carrying amounts of financial assets and financial liabilities as at December 31, 2021 and December 31, 2020. For all the Group’s financial assets and financial liabilities their carrying amounts are reasonable approximations of their fair values.

The comparative data for the year ended December 31, 2020 was corrected in these consolidated financial statements as stated in Note 4.

Financial assets are as follows:

		December 31,
	December 31,	2020,	As previously reported,
	2021	restated*	December 31, 2020
Financial assets at amortized cost
Trade receivables	41,675	30,720	30,909
Cash and cash equivalents	142,802	84,557	84,557
Loans receivable	123	8	8
Total	184,600	115,285	115,474

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

Financial liabilities are as follows:

		December 31,
	December 31,	2020,	As previously reported,
	2021	restated*	December 31, 2020
Financial liabilities not measured at fair value
Loans from shareholders	—	49	49
Lease liabilities	1,934	1,111	1,111
Trade and other payables	26,573	17,214	19,599
Total	28,507	18,374	20,759

	December 31, 2021	December 31, 2020
Financial liabilities measured at fair value
Share warrant obligations	22,029	—
Total	22,029	—
*	For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

B.	Financial risk management

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, to set appropriate risk limits and controls, and monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in the Group’s activities.

The Group has exposure to the following risk arising from financial instruments:

(i)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the reporting date. The Group’s credit risk arises predominantly from trade receivables and is concentrated around key platforms, through which the Group is distributing online games. As at December 31, 2021 and December 31, 2020 the largest debtor of the Group constituted 30% and 28% of the Group’s Trade and other receivables and the 3 largest debtors of the Group constituted 74% and 73% of the Group’s Trade and other receivable respectively.

Credit risk related to trade receivables is considered insignificant, since almost all sales are generated through major companies, with consistently high credit ratings. These distributors pay the Group monthly, based on sales to the end users. Payments are made within 3 months after the sale to the end customer. The distributors take full responsibility for tracking and accounting of end customer sales and send to the Group monthly reports that show amounts to be paid. The Group does not have any material overdue or impaired accounts receivable.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

		December 31,	As previously
	December 31,	2020,	reported,
	2021	restated*	December 31, 2020
Loans receivables	123	8	8
Trade receivables	41,675	30,720	30,909
Cash and cash equivalents	142,802	84,557	84,557

Expected credit loss assessment for corporate customers as at December 31, 2021 and December 31, 2020

The Group allocates each exposure a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to external ratings, audited financial statements, management accounts, and cash flows projections) and applying experienced credit judgement.

Trade and other receivables

The ECL allowance in respect of Trade and other receivables is determined on the basis of the lifetime expected credit losses (“LTECL”). The Group uses the credit rating for each of the large debtors where available or makes its own judgement as to the credit quality of its debtors based on their most recent financial reporting or the rating assigned to their country of incorporation. After assigning the credit rating to each of the debtors the Group determines the probability of default (“PD”) and loss given default (“LGD”) based on the data published by the internationally recognized rating agencies. The determined amounts of allowances for ECL for each of the debtors are then adjusted for the forecasted macroeconomic factors, which include the forecasted unemployment rate in each of the countries where the debtors are incorporated and forecasted growth rate of the global gaming market from publicly available sources. ECL in respect of Trade and other receivables is insignificant as at December 31, 2021 and December 31, 2020.

Cash and cash equivalents

The cash and cash equivalents are held with financial institutions, which are rated B- to A based on Fitch’s ratings.

Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. Therefore, no impairment allowance was recognized as at December 31, 2021 and December 31, 2020.

(ii)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables.

The following are the contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments and exclude the impact of netting agreements.

	Carrying	Contractual	3 months	Between	Between
December 31, 2021	amounts	cash flows	or less	3 – 12 months	1 – 5 years
Non-derivative financial liabilities
Lease liabilities	1,934	1,942	313	453	1,176
Trade and other payables	26,573	26,573	26,573	—	—
	28,507	28,515	26,886	453	1,176

Carrying
amounts as
previously	Carrying	Contractual	3 months	Between	Between
December 31, 2020	reported	amounts	cash flows	or less	3 – 12 months	1 – 5 years
Non-derivative financial liabilities
Lease liabilities	1,111	1,111	1,167	32	288	847
Trade and other payables	19,599	17,214	17,214	17,214	—	—
Loans from shareholders	49	49	49	—	49	—
	20,759	18,374	18,430	17,246	337	847

(iii)   Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and/or equity prices will affect the Group’s income or the value of its holdings of financial instruments.

The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

a.	Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Group’s functional currency. The Group is exposed to foreign exchange risk arising from various currency exposures primarily with respect to the Euro and the Russian Ruble. The Group’s management monitors the exchange rate fluctuations on a continuous basis and acts accordingly.

The Group’s exposure to foreign currency risk was as follows:

December 31, 2021	Euro	Russian Ruble
Assets
Loans receivable	123	—
Trade and other receivables	9,493	3,571
Cash and cash equivalents	33,297	621
	42,913	4,192
Liabilities
Lease liabilities	(1,795)	(139)
Trade and other payables	(4,701)	(1,092)
	(6,496)	(1,231)
Net exposure	36,417	2,961

December 31, 2020	Euro	Russian Ruble
Assets
Loans receivable	8	—
Trade and other receivables	9,661	2,649
Cash and cash equivalents	11,404	741
	21,073	3,390
Liabilities
Lease liabilities	(1,111)	—
Trade and other payables	(5,811)	(3)
Loans and borrowings	(49)	—
	(6,971)	(3)
Net exposure	14,102	3,387

Sensitivity analysis

A reasonably possible 10% strengthening or weakening of the United States Dollar against the following currencies at December 31, 2021 and December 31, 2020 would have increased (decreased) equity and profit or loss by the amounts shown below.

This analysis assumes that all other variables, in particular interest rates, remain constant.

	Strengthening of US$	Weakening of US$ by
December 31, 2021	by 10%	10%
Euro	(3,642)	3,642
Russian Ruble	(296)	296
	(3,938)	3,938

	Strengthening of US$	Weakening of US$ by
December 31, 2020	by 10%	10%
Euro	(1,410)	1,410
Russian Ruble	(339)	339
	(1,749)	1,749